INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 3,281
2025	996
2026	996
2027	996
2028	996
2029 onwards	8,786
Amortized cost	$ 16,051	$ 309